Fair Value - Gains and Losses Recognized in the Income Statement on Financial Assets and Financial Liabilities (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Fair Value Financial Assets And Liabilities [abstract]
Trading	€ 21,020	€ (4,584)
Designated	€ 13,574	€ (7,356)